Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
VaR	S/ 36,877	S/ 28,604
Diversification effect	(4,196)	(3,359)
Exchange rate risk [member]
Disclosure of financial assets [line items]
VaR	2,893	4,813
Interest rate risk [member]
Disclosure of financial assets [line items]
VaR	376	1,417
Price risk [member]
Disclosure of financial assets [line items]
VaR	37,804	25,733
Equity investments [member]
Disclosure of financial assets [line items]
VaR	36,036	26,584
Debt investments [member]
Disclosure of financial assets [line items]
VaR	131	709
Derivatives and/or exchange position [member]
Disclosure of financial assets [line items]
VaR	953	1,548
Diversification effect [member]
Disclosure of financial assets [line items]
Diversification effect	S/ (243)	S/ (237)